Property and equipment, net	12 Months Ended
Mar. 31, 2020
Property Plant And Equipment [Abstract]
Property and equipment, net

8. Property and equipment, net

Property and equipment, net, consisted of the followings:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Buildings	125,692	148,168
General equipment	6,161	26,546
Leasehold improvements	2,399	8,592
Motor vehicles	1,394	2,344
Leased equipment under capital lease	12,826	12,826
Total cost	148,472	198,476
Less: Accumulated depreciation	(5,876)	(15,072)
Construction in Progress	3,475	-
Property and equipment, net	146,071	183,404

Depreciation of property and equipment was RMB1,945, RMB3,618 and RMB9,196 for the years ended March 31, 2018, 2019 and 2020, respectively.

In January 2019, the Company entered into a ten-year lease with a third-party lessor to lease several automatic equipment in the PRC. The Company has determined the lease arrangement should be accounted for as a capital lease under the criteria of ASC 840-10-25-1.

As of March 31, 2019 and 2020, the net value of the equipment under capital lease was:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Equipment	12,826	12,826
Less: Accumulated depreciation	(321)	(1,599)
Leased equipment under capital lease	12,505	11,227

In June 2020, the Company terminated this capital lease contract as a result of the government expropriation plan.